Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries - Non-controlling shareholders of subsidiaries(Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Non-controlling shareholders of subsidiaries
Purchases	$ 69,423	$ 86,528
Interest expense	444	817
Dividend paid		37
Balances with non-controlling shareholders of subsidiaries
Accounts receivable-third parties	44,419		$ 38,410
Accounts payable	13,430		17,095
Other payables, accruals and advance receipts	49,669		40,953
Other non-current liabilities	2,846		3,105
Non-controlling shareholders of subsidiaries
Non-controlling shareholders of subsidiaries
Sales	10,506	7,037
Purchases	8,113	9,485
Interest expense	39	32
Dividend paid		$ 37
Balances with non-controlling shareholders of subsidiaries
Accounts receivable-third parties	4,865		1,846
Accounts payable	5,878		7,250
Other payables, accruals and advance receipts	1,669		1,630
Loan | Non-controlling shareholders of subsidiaries
Balances with non-controlling shareholders of subsidiaries
Other payables, accruals and advance receipts	1,550		1,550
Other non-current liabilities	579		579
Interest Payable | Non-controlling shareholders of subsidiaries
Balances with non-controlling shareholders of subsidiaries
Other payables, accruals and advance receipts	$ 119		$ 80